Property, plant and equipment, net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Subtotal	$ 17,305,733	$ 15,228,074
Accumulated depreciation	(7,421,887)	(5,958,240)
Property, plant and equipment, net for continuing operations	9,883,846	8,677,977
Less: Property, plant and equipment, net for discontinued operations	0	591,857
Property Plant And Equipment Net Include Discontinued Operations	9,883,846	9,269,834
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	13,430,892	11,936,896
Machinery and Production equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,831,180	2,795,133
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	312,667	236,890
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	75,097	46,988
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 655,897	$ 212,167